Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at bank and in hand	£ 569	£ 826
Short-term deposits	3,305	3,007
Total cash and cash equivalents	£ 3,874	£ 3,833	£ 4,897